Financial Risk Management - Proportions of Variable-rate and Fixed-rate Debt (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Significant borrowings as of closing date		$ 539,007	$ 965,859
Fixed interest rate [member]
Statement Line Items [Line Items]
Significant borrowings as of closing date		$ 520,471	$ 946,215	[1]
Percentage	[1]	97.00%	98.00%
Floating interest rate [member]
Statement Line Items [Line Items]
Significant borrowings as of closing date		$ 18,536	$ 19,644
Percentage		3.00%	2.00%

[1]	Out of the $520 million fixed rate borrowings $493 million are short-term.